BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Membership Units, Authorized	60,000,000	60,000,000
Membership Units, Issued	15,490,480	15,490,480
Membership Units, Outstanding	15,490,480	15,490,480